Fair value measurements (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	$ 415	$ (394)	$ (1,175)
Jet Fuel Asian Call Options Contracts [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	280	(307)
T Locks [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	25	(117)
Interests Rate Cap [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	$ 110	$ 30	$ (1,175)